Segment information (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Schedule of segments

EURm	Network Infrastructure(1)	Mobile Networks	Cloud and Network Services	Nokia Technologies	Group Common and Other	Eliminations and unallocated items(2)	Nokia Group
2023
Net sales to external customers	8 039	9 791	3 219	1 085	124	—	22 258
Net sales to other segments	(2)	6	1	—	6	(11)	—
Operating profit/(loss)	1 054	723	255	734	(391)	(687)	1 688
Share of results of associated companies and joint ventures	—	(30)	7	12	—	(28)	(39)
Financial income and expenses							(150)
Profit before tax							1 499

Other segment items
Depreciation and amortization	(235)	(366)	(81)	(39)	(14)	(352)	(1 087)
2022
Net sales to external customers	9 044	10 658	3 350	1 583	276	—	24 911
Net sales to other segments	3	13	1	12	19	(48)	—
Operating profit/(loss)	1 102	940	177	1 208	(318)	(791)	2 318
Share of results of associated companies and joint ventures	—	(11)	6	(8)	—	(13)	(26)
Financial income and expenses							(108)
Profit before tax							2 184

Other segment items
Depreciation and amortization	(229)	(347)	(91)	(34)	(28)	(411)	(1 140)
2021
Net sales to external customers	7 673	9 711	3 088	1 490	240	—	22 202
Net sales to other segments	1	6	1	12	17	(37)	—
Operating profit/(loss)	784	765	166	1 185	(125)	(617)	2 158
Share of results of associated companies and joint ventures	(1)	6	6	(2)	—	—	9
Financial income and expenses							(241)
Profit before tax							1 926

Other segment items
Depreciation and amortization	(208)	(338)	(95)	(33)	(30)	(391)	(1 095)

(1)Includes IP Networks net sales of EUR 2 606 million (EUR 3 063 million in 2022 and EUR 2 679 million in 2021), Optical Networks net sales of EUR 1 942 million (EUR 1 891 million in 2022 and EUR 1 708 million in 2021), Fixed Networks net sales of EUR 2 369 million (EUR 2 943 million in 2022 and EUR 2 358 million in 2021) and Submarine Networks net sales of EUR 1 120 million (EUR 1 150 million in 2022 and EUR 929 million in 2021).
(2)Unallocated items comprise costs related to intangible asset amortization, restructuring-related charges, impairments and certain other items.

EURm	2023	2022	2021
Total segment operating profit	2 375	3 109	2 775
Restructuring and associated charges	(356)	(177)	(263)
Amortization of acquired intangible assets	(352)	(411)	(391)
Costs associated with country exit	49	(98)	—
Impairment and write-off of assets, net of reversals	(25)	(97)	(45)
Settlement of legal disputes	—	—	80
Gain on sale of fixed assets	—	—	53
Other	(3)	(8)	(51)
Operating profit for the Group	1 688	2 318	2 158

Schedule of geographic location information	Net sales to external customers by country

EURm	2023	2022	2021
Finland	1 192	1 697	1 605
United States	5 373	7 949	6 791
India	2 835	1 283	1 022
France	792	862	847
Great Britain	786	759	650
Other	11 280	12 361	11 287
Total	22 258	24 911	22 202
Net sales to external customers by country are based on the
location of the customer, except for Nokia Technologies IPR
and licensing net sales which are allocated to Finland.
Non-current assets by country

EURm	2023	2022
Finland	1 549	1 365
United States	4 383	5 032
France	2 139	2 180
Other	1 376	1 297
Total	9 447	9 874
Non-current assets consists of goodwill, other intangible
assets, property, plant and equipment and right-of-use assets.